Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Summary of Company's principal subsidiaries and consolidated VIE

As of December 31, 2023 and 2024, the Company’s principal subsidiaries and consolidated VIE are as follows:

			Percentage of direct
Name of subsidiaries	Date of incorporation	Place of incorporation	or indirect ownership		Principal activities
			December 31,
			2023	2024
Tuya (HK) Limited	September 12, 2014	Hong Kong, China	100%	100%	Investment holding and business development
Hangzhou Tuya Information Technology Co., Ltd.	December 5, 2014	Hangzhou, China	100%	100%	Sales of IoT PaaS, Smart devices, SaaS and Others and research and development
Tuya Smart Inc.	July 19, 2019	Delaware, United States	100%	100%	Business development
Tuya Global Inc.	July 22, 2015	California, United States	100%	100%	Business development
Tuya smart (India) Private Limited	January 31, 2019	Gurgaon, India	100%	100%	Business development
Tuya smart (Colombia) S.A.S	July 2, 2019	Medellin, Colombia	100%	100%	Business development
Tuya GmbH	May 13, 2019	Hamburg, Germany	100%	100%	Business development
Tuya Japan Co., Ltd.	January 23, 2019	Tokyo, Japan	100%	100%	Business development
Zhejiang Tuya Smart Electronics Co., Ltd.	May 9, 2020	Hangzhou, China	100%	100%	Sales of Smart devices
Tuya Smart Australia Pty Ltd	December 19, 2020	Melbourne, Australia	100%	100%	Business development
Tuya France	February 07, 2023	Paris, France	100%	100%	Business development
Tuya UK Limited	September 28, 2022	London, United Kingdom	100%	100%	Business development

			Economic
Name of VIE	Date of incorporation	Place of incorporation	interest held		Principal activities
			December 31,
			2023	2024
Hangzhou Tuya Technology Co., Ltd.	June 16, 2014	Hangzhou, China	100%	100%	No substantial business